Significant accounting policies, Critical Accounting Estimates and Assumptions (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Provision for income taxes [Abstract]
Current non-current tax receivables	$ 48.0	$ 0.0
Maximum potential tax liability	$ 60.0